Financial Assets and Financial Liabilities - Carrying Amounts and Fair Value of Financial Instruments, Except for Cash and Cash Equivalents, by Line Item in Consolidated Statements of Financial Position and by Category as Defined in IAS39 (Detail) - JPY (¥)
¥ in Millions
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		¥ 42,680	¥ 37,644
Other financial assets, non-current		51,737	42,287
Other financial assets, current		20,117	15,915
Trade and other payables		43,710	34,985
Other financial liabilities, current		44,826	36,726
Corporate bonds	[1]	142,851	142,132
Other financial liabilities non-current		362	527
Financial liabilities measured at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables		43,710	34,985
Other financial liabilities, current		61
Financial liabilities measured at amortized cost [Member] | Deposits received [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current		20,237	13,653
Financial liabilities measured at amortized cost [Member] | Short-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current	[2]	23,207	23,000
Financial liabilities measured at amortized cost [Member] | Others [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current		1,321	57
Other financial liabilities non-current		122	231
Financial liabilities measured at amortized cost [Member] | Office security deposits received under sublease agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities non-current		16	16
Financial liabilities at fair value through profit or loss, category [member] | Put option liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current			16
Other financial liabilities non-current		224	280
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	[3]	21,672	22,343
Other financial assets, current	[3]	6,019	2,958
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	[4]	20,319	10,261
Other financial assets, current	[4]	181
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		42,680	37,644
Financial assets at amortised cost, category [member] | Time deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		3,577	11,507
Financial assets at amortised cost, category [member] | Short-term Loans [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		1,378	593
Financial assets at amortised cost, category [member] | Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	[5]	57	123
Other financial assets, current	[5],[6]	7,929	853
Financial assets at amortised cost, category [member] | Office security deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		9,379	9,162
Other financial assets, current		245
Financial assets at amortised cost, category [member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		100	118
Other financial assets, current		718	4
Financial assets at amortised cost, category [member] | Corporate bonds and other debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	[5]	210	280
Other financial assets, current	[5]	70
Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Corporate bonds	[1]	144,254	143,743
Fair value [Member] | Financial liabilities measured at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current		61
Fair value [Member] | Financial liabilities measured at amortized cost [Member] | Office security deposits received under sublease agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities non-current		16	16
Fair value [Member] | Financial liabilities at fair value through profit or loss, category [member] | Put option liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current		0	16
Other financial liabilities non-current		224	280
Fair value [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	[3]	21,672	22,343
Other financial assets, current	[3]	6,019	2,958
Fair value [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	[4]	20,319	10,261
Other financial assets, current	[4]	181
Fair value [Member] | Financial assets at amortised cost, category [member] | Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	[5]	57	123
Fair value [Member] | Financial assets at amortised cost, category [member] | Office security deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		9,266	9,050
Fair value [Member] | Financial assets at amortised cost, category [member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		100	118
Fair value [Member] | Financial assets at amortised cost, category [member] | Corporate bonds and other debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	[5]	214	¥ 288
Other financial assets, current	[5]	¥ 70

[1]	During the year ended December 31, 2018, I. Euro-yen convertible bonds with stock acquisition rights due to overseas public offering of 37,494.5 million yen (Zero coupon convertible bonds due 2023) and II. 37,494.5 million yen (Zero coupon convertible bonds due 2025) were issued. The Group also issued Euro-yen convertible bonds with stock acquisition rights through two of the separate third-party allotments to NAVER Corporation, amounted to III. 37,494.5 million yen (Zero coupon convertible bonds due 2023) and IV. 37,494.5 million yen (Zero coupon convertible bonds due 2025). At initial recognition, the book value of the liability component of the convertible bonds with stock acquisition rights is the fair value of discounted future cash flows of the bonds at a rate of similar debt instruments taking into account the Company’s credit risk excluding the transaction costs from issuing the bonds. The difference between the fair value of the entire convertible bonds with stock acquisition rights and the fair value of the liability component is allocated to the conversion option as the equity component at the amount excluding the transaction costs as well as income taxes. The Group recognized a liability of 141,932 million yen and an equity component of 4,175 million yen at the initial recognition. After the initial recognition, the liability component is measured at amortized cost using the effective interest method, whilst the equity component is not remeasured subsequently. The book value of the liability of the convertible bonds with stock acquisition rights as of December 31, 2019 amounted to 142,851 million yen, which was the summation of the book value of the corporate bonds as financial liability as of December 31, 2018 and the interest expense of 719 million yen. The Group may redeem all, but not some only, of the outstanding bonds at 100% of the principal amount provided, however, that no such redemption may be made unless the closing price of the share for each of the 20 consecutive trading days is at least 130 percent of the conversion price for the relevant series of bonds in effect on or after September 21, 2021 for the Euro-yen convertible bonds with stock acquisition rights I. and III., and after September 20, 2023 for II. and IV. There is no financial covenants on the corporate bonds that cause a material disadvantage.
[2]	The weighted average interest rate of the remaining outstanding short-term borrowings as of December 31, 2018 and 2019 was 0.1% and 0.1%, respectively.
[3]	Impairment losses of 10 million yen and 1 million yen were recognized for debt instruments at FVOCI for the years ended December 31, 2018 and 2019, respectively.
[4]	A valuation loss of 676 million yen and a valuation gain of 2,009 million yen were recognized for financial assets at fair value through profit or loss for the years ended December 31, 2018 and 2019, respectively.
[5]	The Group is in the compliance with requirements of Japanese Payment Service Act, where a certain amount of money defined in the act has to be secured, either by depositing or entrusting a cash reserve or government bonds with the Legal Affairs Bureau, or by concluding a guarantee contract with a financial institution. If deposits are made, they are recorded as guarantee deposits. If guarantee contracts are entered into, guarantee fees equal to the contractual amount times a guarantee fee rate is incurred. The Group had deposited investments in Japanese government bonds of 280 million yen and 280 million yen as of December 31, 2018 and 2019, respectively, which the Group intends to hold until maturity for this purpose. In addition, the Group had credit guarantee contracts with banks for 18,500 million yen with a weighted average guarantee fee rate of 0.1 % and for 33,500 million yen with a weighted average guarantee fee rate of 0.1 % as of December 31, 2018 and 2019, respectively, to comply with the Japanese Payment Services Act.
[6]	In January 2019, the Group commenced derivatives instruments investment for investment purposes, and is investing in such transactions as currency, interest rate and commodity futures transactions. In connection with these transactions, it has made deposits of 2,015 million yen to a securities brokerage. Impact of the derivatives instruments for investment purpose on loss before taxes from continuing operation for the year ended December 31, 2019 was 790 million yen in gain. The Group recognized financial assets at fair value through profit or loss of 95 million yen and financial liabilities at fair value through profit or loss of 61 million yen as a result of fair value measurement as of December 31, 2019. In addition, the Group made a guarantee deposit of 3,618 million yen in a financial institution to enter into banking business in Taiwan and withdrawal of the deposit is restricted as of December 31, 2019.